Cover	Aug. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity File Number	001-39341
Entity Registrant Name	BRILLIANT ACQUISITION CORPORATION
Entity Central Index Key	0001787518
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	99 Dan Ba Road
Entity Address, Address Line Two	C-9, Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	86
Local Phone Number	021-80125497
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, one Right and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Ordinary Share, one Right and one Redeemable Warrant
Trading Symbol	BRLIU
Security Exchange Name	NASDAQ
Ordinary Shares, no par value per share
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	BRLI
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to 1/10 of one Ordinary Share
Title of 12(b) Security	Rights, each right entitling the holder to 1/10 of one Ordinary Share
Trading Symbol	BRLIR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Ordinary Share for $11.50 per share
Trading Symbol	BRLIW
Security Exchange Name	NASDAQ